Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 13,728,177	¥ 9,563,316
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities	[1]	438,556	381,634
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 438,556	¥ 381,634

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥438,556 million at March 31, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.